Condensed Schedule of Investments Open Contract (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	54.75%		55.95%
Futures Contracts
Schedule of Investments [Line Items]
Fair Value	$ 1,166,626		$ 976,962
% of Partners' Capital (Net Asset Value)	3.48%		1.95%
Forward Contracts
Schedule of Investments [Line Items]
Fair Value	5,443		48,214
% of Partners' Capital (Net Asset Value)	0.02%		0.10%
U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	708,231		259,582
% of Partners' Capital (Net Asset Value)	2.11%		0.52%
U.S. Futures Contracts | Long U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	413,196		128,183
% of Partners' Capital (Net Asset Value)	1.23%		0.26%
U.S. Futures Contracts | Long U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	(4,198)		(13,337)
% of Partners' Capital (Net Asset Value)	(0.03%)		(0.03%)
U.S. Futures Contracts | Long U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	86,494		72,972
% of Partners' Capital (Net Asset Value)	0.26%		0.15%
U.S. Futures Contracts | Long U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	5,420		57,491
% of Partners' Capital (Net Asset Value)	0.02%		0.11%
U.S. Futures Contracts | Long U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	220,650		42,112
% of Partners' Capital (Net Asset Value)	0.66%		0.09%
U.S. Futures Contracts | Long U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(10,989)		(31,978)
% of Partners' Capital (Net Asset Value)	(0.03%)		(0.06%)
U.S. Futures Contracts | Long U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	115,819		923
% of Partners' Capital (Net Asset Value)	0.35%		0.00%
U.S. Futures Contracts | Short U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	295,035		131,399
% of Partners' Capital (Net Asset Value)	0.88%		0.26%
U.S. Futures Contracts | Short U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	176,548		288,921
% of Partners' Capital (Net Asset Value)	0.54%		0.58%
U.S. Futures Contracts | Short U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	192,279		145,952
% of Partners' Capital (Net Asset Value)	0.57%		0.29%
U.S. Futures Contracts | Short U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	(8,832)		(42,018)
% of Partners' Capital (Net Asset Value)	(0.03%)		(0.09%)
U.S. Futures Contracts | Short U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	1,095		(42,347)
% of Partners' Capital (Net Asset Value)	0.00%		(0.08%)
U.S. Futures Contracts | Short U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	37,027		(60,365)
% of Partners' Capital (Net Asset Value)	0.11%		(0.12%)
U.S. Futures Contracts | Short U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	(103,082)		(158,744)
% of Partners' Capital (Net Asset Value)	(0.31%)		(0.32%)
Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	458,395		717,380
% of Partners' Capital (Net Asset Value)	1.37%		1.43%
Foreign Futures Contracts | Long Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	320,974		822,071
% of Partners' Capital (Net Asset Value)	0.96%		1.64%
Foreign Futures Contracts | Long Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	(822)		(2,440)
% of Partners' Capital (Net Asset Value)	0.00%		0.00%
Foreign Futures Contracts | Long Foreign Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	33,774		186,709
% of Partners' Capital (Net Asset Value)	0.10%		0.37%
Foreign Futures Contracts | Long Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	395,105	[1]	465,922
% of Partners' Capital (Net Asset Value)	1.18%	[1]	0.93%
Foreign Futures Contracts | Long Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(107,083)		171,880
% of Partners' Capital (Net Asset Value)	(0.32%)		0.34%
Foreign Futures Contracts | Short Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	137,421		(104,691)
% of Partners' Capital (Net Asset Value)	0.41%		(0.21%)
Foreign Futures Contracts | Short Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	17,594		17,884
% of Partners' Capital (Net Asset Value)	0.05%		0.04%
Foreign Futures Contracts | Short Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value			(88,539)
% of Partners' Capital (Net Asset Value)			(0.18%)
Foreign Futures Contracts | Short Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	119,827		(34,036)
% of Partners' Capital (Net Asset Value)	0.36%		(0.07%)
U.S. Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value			(43,978)
% of Partners' Capital (Net Asset Value)			(0.09%)
U.S. Forward Currency Contracts | Long U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value			(43,894)
% of Partners' Capital (Net Asset Value)			(0.09%)
U.S. Forward Currency Contracts | Short U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value			(84)
% of Partners' Capital (Net Asset Value)			0.00%
Foreign Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value	5,443		92,192
% of Partners' Capital (Net Asset Value)	0.02%		0.18%
Foreign Forward Currency Contracts | Long Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	(5,969)		128,635
% of Partners' Capital (Net Asset Value)	(0.01%)		0.25%
Foreign Forward Currency Contracts | Short Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	$ 11,412		$ (36,443)
% of Partners' Capital (Net Asset Value)	0.03%		(0.07%)

[1]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.